Leases - Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset
Balance Beginning	$ 4,818	$ 5,183
New lease agreements	85	942
Remeasurement	(105)	99
Depreciation	(1,500)	(1,347)	$ (1,069)
Write off	(324)	(352)
Hyperinflation adjustment	8	5
Exchange differences	295	288
Balance Ending	3,277	4,818	5,183
Lease liabilities
Balance Beginning	5,635	5,991
New lease agreements	85	942
Remeasurement	(336)	41
Interest added	574	671	696
Principal elements of lease payments	(1,574)	(1,263)
Interest payment	(573)	(670)
Write off	(94)	(423)
Exchange differences	379	346
Balance Ending	$ 4,096	$ 5,635	$ 5,991